Financial Assets and Liabilities - Summary of Changes in the Contingent Consideration Fair Value of Level 3 Instruments (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Level 3
Disclosure Of Financial Instruments [Line Items]
Gain on re-measurement of contingent consideration provision	$ (9.7)	$ 8.8